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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York   November 14, 2007
   -------------------------------    ------------------   -----------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: $520,736
                                        --------------------
                                            (thousands)

List of Other Included Managers:        NONE

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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN     MANAGERS    SOLE    SHARED  NONE
ADVANCE AUTO PARTS INC          COM        00751Y106   50545   1506097   SH           SOLE                   1506097
ADVANCED MEDICAL OPTICS
 INC                            COM        00763M108    5297    173175   SH           SOLE                    173175
ARBITRON INC                    COM        03875Q108   57620   1270845   SH           SOLE                   1270845
AUTOMATIC DATA
 PROCESSING INC                 COM        053015103   22007    479153   SH           SOLE                    479153
BAUSCH & LOMB INC               COM        071707103   24755    386800   SH           SOLE                    386800
COPART INC                      COM        217204106   36985   1075469   SH           SOLE                   1075469
DAVITA INC                      COM        23918K108   39762    629345   SH           SOLE                    629345
DOVER DOWNS GAMING &
 ENTMT                          COM        260095104   15846   1525093   SH           SOLE                   1525093
MARVEL ENTERTAINMENT INC        COM        57383T103   31854   1358977   SH           SOLE                   1358977
MOODYS CORP                     COM        615369105   64353   1276840   SH           SOLE                   1276840
PAPA JOHNS INTL INC             COM        698813102   52404   2144186   SH           SOLE                   2144186
COLLECTIVE BRANDS INC           COM        19421W100   70105   3177929   SH           SOLE                   3177929
PLAYTEX PRODUCTS INC            COM        72813P100   24048   1314117   SH           SOLE                   1314117
UNIVERSAL CORP                  COM        913456109   25155    513891   SH           SOLE                    513891